Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

Effective April 5, 2012, Larry G. Stambaugh resigned as the Chief Executive Officer and Chairman of the Board of the Company and as a member of the Company’s Board of Directors. The Company also entered into a Separation Agreement and General Release of All Claims (the “Release Agreement”) with Mr. Stambaugh on April 5, 2012, that governs the terms of his departure and that provided for a mutual release between the Company and Mr. Stambaugh and for the following:

• The Company to pay Mr. Stambaugh a severance amount equal to $180,000 in a lump sum within ten (10) days after receipt of the Release Agreement; and

•

The exercise period of the two stock options granted to Mr. Stambaugh on September 10, 2010, with exercise prices of $0.66 per share, was extended for a period of five (5) years from April 5, 2012 as to those underlying shares of common stock vested as of April 5, 2012, which amount to 362,232 and 210,000 shares of the Company’s common stock, respectively.